SUPPLEMENT DATED JANUARY 24, 2014
TO THE PROSPECTUS DATED JULY 22, 2013,
AS AMENDED NOVEMBER 25, 2013

Arden Sage Multi-Strategy Fund, L.L.C.
(the “Fund”)

Effective immediately, the following wire and mailing instructions for investors replace the instructions set forth on page B-ii of Appendix B to the Fund’s Prospectus.

Wire Instructions for Investors

Escrow Account
Wells Fargo Bank
420 Montgomery Street, San Francisco, CA 94104
Fed ABA #:  121-000-248
Acct. Name:  SEI – Arden Sage
Acct. #2000018344138
Reference:  (Name of Investor)

Mailing Instructions for Investors

Please mail completed form to:

Via Regular Mail: Arden Sage Funds c/o UMB Fund Services PO BOX 2175 Milwaukee, WI 53201-2175 Fax: (816) 860-3140	Via Express Mail: Arden Sage Funds c/o UMB Fund Services 803 W Michigan Street Milwaukee, WI 53233 Fax: (816) 860-3140

Please retain this Supplement for future reference.